REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Schedule of Preferred Stock Dividend Rights (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Series A
Class of Stock [Line Items]
Annual dividend rate (in CAD per share)	$ 0.410000
Series B
Class of Stock [Line Items]
Annual dividend rate (in CAD per share)	0.567800
Series C
Class of Stock [Line Items]
Annual dividend rate (in CAD per share)	1.355696
Series D
Class of Stock [Line Items]
Annual dividend rate (in CAD per share)	1.423480
Series E
Class of Stock [Line Items]
Annual dividend rate (in CAD per share)	$ 0.880000